Commitments and Contingencies - Schedule of Minimum Lease Payments (Details)	Dec. 31, 2017 USD ($)
Commitments And Contingencies - Schedule Of Minimum Lease Payments Details
2018	$ 132
2019	136
2020	140
2021	145
2022	$ 136